Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 13,524,258	$ 9,312,757	$ 8,896,631	$ 3,672,583	$ 35,406,229
Aurizona, Fazenda, RDM
Total			268,095		268,095
Aurizona, Fazenda, RDM, Santa Luz
Total		7,977,497	780,906		8,758,403
Aurizona, Fazenda, Santa Luz
Total	5,694,373				5,694,373
Aurizona
Total			238,806	3,529,611	3,768,417
Castle Mountain
Total	2,007,808		239,263		2,247,071
Greenstone
Total	717,097		5,493,671		6,210,768
Los Filos
Total	1,010,527	1,333,735	761,241		3,105,503
Mesquite
Total	$ 4,094,453	$ 1,525	917,162		5,013,140
RDM
Total			$ 197,487	$ 142,972	$ 340,459